BUSHIDO CAPITAL US EQUITY ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
COMMON STOCKS - 93.0%
Agricultural & Farm Machinery - 0.7%
4,947	Deere & Co.	$1,807,435
Agricultural Products & Services - 0.8%
27,300	Archer-Daniels-Midland Co.	1,953,860
Air Freight & Logistics - 2.4%
57,197	Expeditors International of Washington, Inc.	6,248,772
Apparel, Accessories & Luxury Goods - 1.3%
117,330	Tapestry, Inc.	3,233,615
Automotive Retail - 4.4%
2,315	AutoZone, Inc. (a)	5,734,556
5,780	O'Reilly Automotive, Inc. (a)	5,377,943
		11,112,499
Biotechnology - 6.5%
46,225	AbbVie, Inc.	6,526,046
18,646	Amgen, Inc.	4,767,781
67,172	Gilead Sciences, Inc.	5,275,688
		16,569,515
Broadcasting - 2.0%
166,319	Fox Corp. - Class A	5,054,434
Commodity Chemicals - 1.2%
61,787	Dow, Inc.	2,986,784
Communications Equipment - 1.4%
68,809	Cisco Systems, Inc.	3,587,013
Consumer Staples Merchandise Retail - 2.1%
45,146	Dollar General Corp.	5,374,180
Fertilizers & Agricultural Chemicals - 2.4%
77,935	CF Industries Holdings, Inc.	6,217,654
Health Care Distributors - 3.7%
51,223	Cardinal Health, Inc.	4,661,293
10,281	McKesson Corp.	4,681,556
		9,342,849
Health Care Equipment - 3.3%
89,386	Abbott Laboratories	8,451,446
Health Care Services - 3.3%
12,724	Cigna Group	3,934,261
63,852	CVS Health Corp.	4,406,427
		8,340,688
Homebuilding - 7.1%
59,616	Lennar Corp. - Class A	6,359,835
1,200	NVR, Inc. (a)	6,495,144
72,001	PulteGroup, Inc.	5,298,554
		18,153,533

BUSHIDO CAPITAL US EQUITY ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
Hotels, Resorts & Cruise Lines - 4.4%
1,747	Booking Holdings, Inc. (a)	4,873,361
66,634	Expedia Group, Inc. (a)	6,349,554
		11,222,915
Human Resource & Employment Services - 1.9%
64,919	Robert Half, Inc.	4,853,994
Integrated Oil & Gas - 4.1%
22,928	Chevron Corp.	3,341,297
30,971	Exxon Mobil Corp.	3,278,280
61,958	Occidental Petroleum Corp.	3,829,624
		10,449,201
Interactive Media & Services - 2.0%
41,648	Alphabet, Inc. - Class A (a)	5,167,684
IT Consulting & Other Services - 0.8%
102,329	DXC Technology Co. (a)	2,063,976
Managed Health Care - 8.0%
91,147	Centene Corp. (a)	6,287,320
10,520	Elevance Health, Inc.	4,734,947
12,106	Humana, Inc.	6,339,791
5,505	UnitedHealth Group, Inc.	2,948,258
		20,310,316
Oil & Gas Exploration & Production - 11.4%
94,568	APA Corp.	3,756,241
28,886	ConocoPhillips	3,431,657
120,607	Coterra Energy, Inc.	3,316,693
22,714	Diamondback Energy, Inc.	3,641,508
29,808	EOG Resources, Inc.	3,763,260
91,533	EQT Corp.	3,879,169
137,496	Marathon Oil Corp.	3,755,016
14,301	Pioneer Natural Resources Co.	3,417,939
		28,961,483
Oil & Gas Refining & Marketing - 5.0%
30,590	Marathon Petroleum Corp.	4,626,738
34,480	Phillips 66	3,933,134
33,884	Valero Energy Corp.	4,303,268
		12,863,140
Paper & Plastic Packaging Products & Materials - 2.0%
150,283	International Paper Co.	5,069,046
Restaurants - 2.0%
15,021	Domino's Pizza, Inc.	5,091,969
Specialty Chemicals - 0.8%
27,931	Eastman Chemical Co.	2,087,284

BUSHIDO CAPITAL US EQUITY ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
Steel - 4.9%
42,570	Nucor Corp.	6,291,420
59,364	Steel Dynamics, Inc.	6,322,860
		12,614,280
Technology Hardware, Storage & Peripherals - 1.1%
105,511	HP, Inc.	2,778,105
Transaction & Payment Processing Services - 2.0%
3,709	Mastercard, Inc. - Class A	1,395,882
42,690	PayPal Holdings, Inc. (a)	2,211,342
6,896	Visa, Inc. - Class A	1,621,250
		5,228,474
	TOTAL COMMON STOCKS (Cost $214,958,391)	237,196,144
INVESTMENT COMPANIES - 6.6%
15,229	Cambria Shareholder Yield ETF	898,511
333,626	Pacer U.S. Cash Cows 100 ETF (b)	15,927,305
	TOTAL INVESTMENT COMPANIES (Cost $16,444,737)	16,825,816
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
188,995	First American Government Obligations Fund - Class X, 5.27% (c)	188,995
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $188,995)	188,995
MONEY MARKET FUNDS - 0.2%
622,479	First American Government Obligations Fund - Class X, 5.27% (c)	622,479
	TOTAL MONEY MARKET FUNDS (Cost $622,479)	622,479

	TOTAL INVESTMENTS (Cost $232,214,602) - 99.9%	$254,833,434
	Other Assets in Excess of Liabilities - 0.1%	320,345
	TOTAL NET ASSETS - 100.0%	$255,153,779
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) This security or a portion of this security was out on loan as of October 31, 2023. Total loaned securities had a market value of $186,998 as of October 31, 2023.
(c) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

BUSHIDO CAPITAL US EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Bushido Capital US Equity ETF did not hold any securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

BUSHIDO CAPITAL US EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023 (Unaudited)
liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$237,196,144	$—	$—	$237,196,144
Investment Companies	16,825,816	—	—	16,825,816
Investments Purchased with Proceeds from Securities Lending	188,995	—	—	188,995
Money Market Funds	622,479	—	—	622,479
Total Investments in Securities	$254,833,434	$—	$—	$254,833,434
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the Bushido capital US Equity ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.